UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07584

Rydex Series Funds

(Exact name of registrant as specified in charter)

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee, President

Rydex Series Funds

702 King Farm Boulevard, Suite 200

Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code: 301-296-5100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 46.1%
Guggenheim Strategy Fund II1	100,163	$2,502,084
Guggenheim Strategy Fund I1	84,005	2,104,319
Total Mutual Funds
(Cost $4,596,555)		4,606,403

	Face Amount
U.S. TREASURY BILLS†† - 5.4%
U.S. Treasury Bills 2.00% due 10/25/18[2,3]	$540,000	539,250
Total U.S. Treasury Bills
(Cost $539,253)		539,250

REPURCHASE AGREEMENTS††,4 - 47.3%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	2,591,584	2,591,584
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	1,280,481	1,280,481
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	853,654	853,654
Total Repurchase Agreements
(Cost $4,725,719)		4,725,719
Total Investments - 98.8%
(Cost $9,861,527)		$9,871,372
Other Assets & Liabilities, net - 1.2%		124,259
Total Net Assets - 100.0%		$9,995,631

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Goldman Sachs Commodity Index Futures Contracts	82	Oct 2018	$9,977,350	$419,692

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$4,606,403	$—	$—	$4,606,403
U.S. Treasury Bills	—	539,250	—	539,250
Repurchase Agreements	—	4,725,719	—	4,725,719
Commodity Futures Contracts**	419,692	—	—	419,692
Total Assets	$5,026,095	$5,264,969	$—	$10,291,064

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Commodities Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$1,355,439	$1,149,999	$(400,000)	$(1,036)	$(83)	$2,104,319	84,005	$38,784
Guggenheim Strategy Fund II	1,355,548	1,150,000	–	–	(3,464)	2,502,084	100,163	42,768
	$2,710,987	$2,299,999	$(400,000)	$(1,036)	$(3,547)	$4,606,403		$81,552

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
MUTUAL FUNDS† - 76.5%
Guggenheim Strategy Fund III[1]	630,476	$15,761,889
Guggenheim Strategy Fund II1	444,698	11,108,551
Guggenheim Strategy Fund I1	184,242	4,615,265
Total Mutual Funds
(Cost $31,461,070)		31,485,705

	Face Amount
U.S. TREASURY BILLS†† - 14.8%

U.S. Treasury Bills 2.00% due 10/25/18[2,3]	$6,071,000	6,062,577
Total U.S. Treasury Bills
(Cost $6,062,602)		6,062,577

REPURCHASE AGREEMENTS††,4 - 7.6%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	1,720,594	1,720,594
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	850,131	850,131
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	566,754	566,754
Total Repurchase Agreements
(Cost $3,137,479)		3,137,479
Total Investments - 98.9%
(Cost $40,661,151)		$40,685,761
Other Assets & Liabilities, net - 1.1%		462,466
Total Net Assets - 100.0%		$41,148,227

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased†
Nikkei 225 (OSE) Index Futures Contracts††	10	Dec 2018	$2,123,746	$119,820
Dow Jones Industrial Average Index Mini Futures Contracts	52	Dec 2018	6,883,760	94,784
NASDAQ-100 Index Mini Futures Contracts	35	Dec 2018	5,359,725	53,689
FTSE 100 Index Futures Contracts	45	Dec 2018	2,238,309	38,005
CAC 40 10 Euro Index Futures Contracts	47	Oct 2018	2,992,621	32,777
Amsterdam Index Futures Contracts	22	Oct 2018	2,804,923	19,614
S&P 500 Index Mini Futures Contracts	25	Dec 2018	3,648,750	19,251
Tokyo Stock Price Index Futures Contracts	7	Dec 2018	1,119,433	17,809
OMX Stockholm 30 Index Futures Contracts††	30	Oct 2018	558,199	9,563
MSCI Taiwan Stock Index Futures Contracts	36	Oct 2018	1,474,920	6,136
S&P/TSX 60 IX Index Futures Contracts	9	Dec 2018	1,324,981	1,108
Hang Seng Index Futures Contracts††	5	Oct 2018	880,998	(991)
CBOE Volatility Index Futures Contracts	42	Dec 2018	639,240	(7,751)
DAX Index Futures Contracts	3	Dec 2018	709,127	(8,045)
SPI 200 Index Futures Contracts	37	Dec 2018	4,124,855	(9,899)
S&P MidCap 400 Index Mini Futures Contracts	8	Dec 2018	1,620,320	(10,558)
CBOE Volatility Index Futures Contracts	81	Nov 2018	1,211,760	(19,646)
Russell 2000 Index Mini Futures Contracts	52	Dec 2018	4,423,380	(33,651)
			$44,139,047	$322,015

Commodity Futures Contracts Purchased†
Brent Crude Futures Contracts	23	Dec 2018	$1,906,010	$79,457
WTI Crude Futures Contracts	22	Nov 2018	1,616,340	67,434
Low Sulphur Gas Oil Futures Contracts	21	Nov 2018	1,518,300	61,557
NY Harbor ULSD Futures Contracts	6	Nov 2018	592,200	26,407
Gasoline RBOB Futures Contracts	2	Nov 2018	175,426	10,943

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Purchased† (continued)
Cattle Feeder Futures Contracts	8	Nov 2018	$632,200	$6,769
Natural Gas Futures Contracts	9	Nov 2018	270,450	3,597
Live Cattle Futures Contracts	4	Dec 2018	190,360	1,128
Lean Hogs Futures Contracts	3	Dec 2018	69,450	199
LME Nickel Futures Contracts	2	Nov 2018	150,744	(27)
Corn Futures Contracts	10	Dec 2018	178,250	(617)
Sugar #11 Futures Contracts	11	Mar 2019	136,752	(5,048)
Cotton #2 Futures Contracts	3	Dec 2018	114,615	(13,055)
Hard Red Winter Wheat Futures Contracts	20	Dec 2018	513,250	(39,593)
			$8,064,347	$199,151

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	35	Dec 2018	$2,713,550	$21,479
Mexican Peso Futures Contracts	52	Dec 2018	1,372,540	12,268
New Zealand Dollar Futures Contracts	9	Dec 2018	596,790	7,727
British Pound Futures Contracts	14	Dec 2018	1,144,413	(183)
Euro FX Futures Contracts	9	Dec 2018	1,314,000	(4,345)
Japanese Yen Futures Contracts	7	Dec 2018	774,463	(13,366)
			$7,915,756	$23,580

Interest Rate Futures Contracts Purchased†
Euro - 30 year Bond Futures Contracts	12	Dec 2018	$809,289	$12,563
Australian Government 3 Year Bond Futures Contracts	25	Dec 2018	2,011,530	1,863
Euro - Bobl Futures Contracts	10	Dec 2018	1,518,114	(7,209)
Euro – BTP Italian Government Bond Future Contracts††	14	Dec 2018	431,363	(9,259)
Long Gilt Futures Contracts††	33	Dec 2018	5,205,388	(22,266)
Euro - Bund Futures Contracts	15	Dec 2018	2,767,301	(23,685)
Australian Government 10 Year Bond Futures Contracts	181	Dec 2018	12,667,052	(25,172)
U.S. Treasury Ultra Long Bond Futures Contracts	16	Dec 2018	2,468,000	(53,096)
Euro - OATS Futures Contracts	75	Dec 2018	11,226,010	(100,858)
			$39,104,047	$(227,119)

Interest Rate Futures Contracts Sold Short†
U.S. Treasury 5 Year Note Futures Contracts	350	Dec 2018	$39,372,266	$191,724
U.S. Treasury 10 Year Note Futures Contracts	189	Dec 2018	22,455,562	150,717
Canadian Government 10 Year Bond Futures Contracts	86	Dec 2018	13,765,247	86,562
U.S. Treasury 2 Year Note Futures Contracts	208	Dec 2018	43,836,000	62,322
U.S. Treasury Long Bond Futures Contracts	12	Dec 2018	1,686,000	14,910
U.S. Treasury Ultra Long Bond Futures Contracts	5	Dec 2018	771,250	7,856
Euro - Bobl Futures Contracts	1	Dec 2018	151,811	(57)
Euro - Schatz Futures Contracts	175	Dec 2018	22,717,284	(3,381)
			$144,755,420	$510,653

Commodity Futures Contracts Sold Short†
Coffee 'C' Futures Contracts	58	Dec 2018	$2,228,288	$101,373
Soybean Futures Contracts	43	Nov 2018	1,815,138	89,246
Soybean Oil Futures Contracts	68	Dec 2018	1,182,384	54,878
Gold 100 oz. Futures Contracts	14	Dec 2018	1,673,840	48,662
Wheat Futures Contracts	10	Dec 2018	255,250	20,730
Sugar #11 Futures Contracts	15	Mar 2019	186,480	15,267
Soybean Meal Futures Contracts	22	Dec 2018	679,360	12,835
Cocoa Futures Contracts	14	Dec 2018	289,240	12,214
Corn Futures Contracts	11	Dec 2018	196,075	6,561
Silver Futures Contracts	18	Dec 2018	1,318,950	2,119
NY Harbor ULSD Futures Contracts	4	Nov 2018	394,800	(2,154)
Gasoline RBOB Futures Contracts	3	Nov 2018	263,138	(6,220)
Lean Hogs Futures Contracts	9	Dec 2018	208,350	(7,565)
LME Primary Aluminum Futures Contracts	15	Nov 2018	775,875	(7,851)
LME Lead Futures Contracts	17	Nov 2018	864,620	(8,496)

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Copper Futures Contracts	10	Dec 2018	$701,250	$(8,577)
Platinum Futures Contracts	10	Jan 2019	409,300	(13,380)
Live Cattle Futures Contracts	19	Dec 2018	904,210	(19,879)
Natural Gas Futures Contracts	11	Nov 2018	330,550	(20,378)
LME Zinc Futures Contracts	9	Nov 2018	595,350	(61,958)
			$15,272,448	$207,427

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	80	Oct 2018	$1,124,000	$115,368
IBEX 35 Index Futures Contracts††	28	Oct 2018	3,030,837	43,250
Euro STOXX 50 Index Futures Contracts	58	Dec 2018	353,542	4,857
FTSE/JSE TOP 40 Index Futures Contracts††	4	Dec 2018	141,433	2,822
FTSE MIB Index Futures Contracts††	6	Dec 2018	717,081	2,419
Hang Seng Index Futures Contracts††	4	Oct 2018	704,798	(593)
DAX Index Futures Contracts	9	Dec 2018	3,191,071	(3,043)
MSCI EAFE Index Mini Futures Contracts	6	Dec 2018	314,910	(11,636)
HSCEI Index Futures Contracts††	25	Oct 2018	1,752,489	(13,954)
			$11,330,161	$139,490

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	75	Dec 2018	$9,619,688	$124,505
Japanese Yen Futures Contracts	60	Dec 2018	6,638,250	117,671
Euro FX Futures Contracts	11	Dec 2018	1,606,000	765
British Pound Futures Contracts	56	Dec 2018	4,577,650	(1,976)
Canadian Dollar Futures Contracts	83	Dec 2018	6,434,990	(46,572)
Australian Dollar Futures Contracts	101	Dec 2018	7,305,330	(95,355)
			$36,181,908	$99,038

**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	Affiliated issuer.
[2]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[3]	Rate indicated is the effective yield at the time of purchase.
[4]	Repurchase Agreements — See Note 4.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Mutual Funds	$31,485,705	$—	$—	$31,485,705
U.S. Treasury Bills	—	6,062,577	—	6,062,577
Repurchase Agreements	—	3,137,479	—	3,137,479
Commodity Futures Contracts**	621,376	—	—	621,376
Equity Futures Contracts**	403,398	177,874	—	581,272
Interest Rate Futures Contracts**	528,517	—	—	528,517
Currency Futures Contracts**	284,415	—	—	284,415
Total Assets	$33,323,411	$9,377,930	$—	$42,701,341

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Commodity Futures Contracts**	$214,798	$—	$—	$214,798
Interest Rate Futures Contracts**	213,458	31,525	—	244,983
Currency Futures Contracts**	161,797	—	—	161,797
Equity Futures Contracts**	104,229	15,538	—	119,767
Total Liabilities	$694,282	$47,063	$—	$741,345

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Managed Futures Strategy Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:

Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Mutual Funds
Guggenheim Strategy Fund I	$8,986,940	$1,131,542	$(5,500,000)	$1,907	$(5,124)	$4,615,265	184,242	$131,966
Guggenheim Strategy Fund II	9,576,692	3,247,019	(1,700,000)	(284)	(14,876)	11,108,551	444,698	247,508
Guggenheim Strategy Fund III	15,453,598	320,792	–	–	(12,501)	15,761,889	630,476	321,546
Exchange-Traded Fund
Invesco Ultra Short Duration ETF[1]	5,435,176	–	(5,439,795)	10,245	(5,626)	–	–	–
	$39,452,406	$4,699,353	$(12,639,795)	$11,868	$(38,127)	$31,485,705		$701,020

[1]	Security is no longer an affiliated entity as of Spring 2018.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS† - 31.8%
Consumer, Non-cyclical - 8.3%
Aetna, Inc.	5,016	$1,017,496
Express Scripts Holding Co.*	8,340	792,383
LifePoint Health, Inc.*	8,601	553,904
Pinnacle Foods, Inc.	7,111	460,864
SUPERVALU, Inc.*	10,391	334,798
K2M Group Holdings, Inc.*	8,278	226,569
NxStage Medical, Inc.*,1	7,196	200,696
Envision Healthcare Corp.*	4,345	198,697
Total Consumer, Non-cyclical		3,785,407
Financial - 8.0%
LaSalle Hotel Properties REIT	13,090	452,783
Navigators Group, Inc.	6,444	445,280
Forest City Realty Trust, Inc. — Class A REIT	14,661	367,844
Gramercy Property Trust REIT	13,386	367,312
AmTrust Financial Services, Inc.	25,160	365,323
Blue Hills Bancorp, Inc.	13,242	319,132
PHH Corp.*	26,261	288,608
CoBiz Financial, Inc.	13,032	288,529
Aspen Insurance Holdings Ltd.	6,421	268,398
Green Bancorp, Inc.	10,066	222,459
Beneficial Bancorp, Inc.	10,114	170,927
Genworth Financial, Inc. — Class A*	19,752	82,366
Total Financial		3,638,961
Technology - 5.9%
Syntel, Inc.*	13,600	557,328
Xcerra Corp.*	37,115	529,631
CA, Inc.	10,463	461,942
Dun & Bradstreet Corp.	3,137	447,054
Convergys Corp.	14,869	352,990
Integrated Device Technology, Inc.*	7,194	338,190
Total Technology		2,687,135
Consumer, Cyclical - 2.8%
Pinnacle Entertainment, Inc.*,1	21,133	711,993
Nexeo Solutions, Inc.*	29,025	355,556
SodaStream International Ltd.*,2	1,269	181,569
Total Consumer, Cyclical		1,249,118
Industrial - 2.5%
USG Corp.*	10,455	452,806
Rockwell Collins, Inc.[1]	2,351	330,245
KapStone Paper and Packaging Corp.[1]	9,737	330,182
Total Industrial		1,113,233
Communications - 1.5%
Mitel Networks Corp.*	30,783	339,229
Sprint Corp.*	29,713	194,323
Oclaro, Inc.*	17,864	159,704
Total Communications		693,256
Energy - 1.5%
Energen Corp.*	5,230	450,669
Ocean Rig UDW, Inc. — Class A*	6,486	224,545
Total Energy		675,214
Utilities - 1.3%
Vectren Corp.	3,558	254,361
Avista Corp.[1]	3,544	179,185
Connecticut Water Service, Inc.	2,112	146,510
Total Utilities		580,056
Total Common Stocks
(Cost $14,100,413)		14,422,380

MUTUAL FUNDS† - 12.7%
Guggenheim Strategy Fund III[3]	167,057	4,176,429
Guggenheim Strategy Fund II3	51,033	1,274,808
Guggenheim Strategy Fund I3	11,951	299,376
Total Mutual Funds
(Cost $5,758,854)		5,750,613

CLOSED-END FUNDS† - 9.2%
Dividend and Income Fund	17,286	206,222
GDL Fund	22,616	205,579
Eagle Growth & Income Opportunities Fund[2]	13,424	204,434
RMR Real Estate Income Fund	11,370	204,433
Herzfeld Caribbean Basin Fund, Inc.	31,849	203,515
Adams Natural Resources Fund, Inc.	9,511	189,554
General American Investors Company, Inc.	4,890	180,881
Franklin Universal Trust	26,066	173,339
Cushing Energy Income Fund	13,794	127,319
Boulder Growth & Income Fund, Inc.	10,865	121,797
Morgan Stanley China A Share Fund, Inc.	4,817	103,517
Gabelli Healthcare & WellnessRx Trust	7,981	88,030
Neuberger Berman High Yield Strategies Fund, Inc.	5,206	57,006
Nuveen New Jersey Quality Municipal Income Fund	4,227	54,317
Salient Midstream & MLP Fund	4,813	49,044
PGIM Global Short Duration High Yield Fund, Inc.	2,360	32,733
Nuveen Texas Quality Municipal Income Fund	2,563	31,884
Eaton Vance California Municipal Income Trust	2,659	29,861
Eaton Vance New York Municipal Bond Fund II	2,716	28,274
Brookfield Global Listed Infrastructure Income Fund, Inc.	2,219	26,650
Neuberger Berman California Municipal Fund, Inc.	1,974	24,607
Mexico Fund, Inc.	1,493	24,336
Templeton Emerging Markets Fund/United States	1,654	24,264
Adams Diversified Equity Fund, Inc.	1,444	24,072
Nuveen Connecticut Quality Municipal Income Fund	2,087	23,708
Aberdeen Emerging Markets Equity Income Fund, Inc.	3,382	23,201
Advent Claymore Convertible Securities and Income Fund[3]	1,463	22,925

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
CLOSED-END FUNDS† - 9.2% (continued)
Mexico Equity & Income Fund, Inc.	1,859	$22,791
PGIM Short Duration High Yield Fund, Inc.	1,519	21,479
Morgan Stanley Emerging Markets Fund, Inc.	1,367	21,325
Japan Smaller Capitalization Fund, Inc.	1,916	21,210
Invesco High Income Trust II	1,489	20,414
Morgan Stanley Asia-Pacific Fund, Inc.	1,222	20,114
Bancroft Fund Ltd.	874	20,015
Aberdeen Asia-Pacific Income Fund, Inc.	4,753	19,677
Western Asset Global High Income Fund, Inc.	2,137	19,468
Morgan Stanley Emerging Markets Debt Fund, Inc.	2,201	19,083
Nuveen Credit Strategies Income Fund	2,390	19,048
Central and Eastern Europe Fund, Inc.	784	18,859
Eaton Vance Limited Duration Income Fund	1,486	18,843
Aberdeen Japan Equity Fund, Inc.	2,238	18,777
First Trust High Income Long/Short Fund	1,259	18,570
Templeton Dragon Fund, Inc.	931	18,555
Western Asset Emerging Markets Debt Fund, Inc.	1,374	18,439
BrandywineGLOBAL Global Income Opportunities Fund, Inc.	1,681	18,289
Taiwan Fund, Inc.	954	18,202
Macquarie Global Infrastructure Total Return Fund, Inc.	852	18,105
BlackRock Credit Allocation Income Trust	1,470	17,993
Nuveen Real Asset Income and Growth Fund	1,115	17,962
First Trust Aberdeen Global Opportunity Income Fund	1,866	17,932
First Trust Aberdeen Emerging Opportunity Fund	1,375	17,916
AllianceBernstein Global High Income Fund, Inc.	1,533	17,859
Voya Emerging Markets High Income Dividend Equity Fund	2,204	17,786
Nuveen Multi-Market Income Fund	2,523	17,686
AllianzGI NFJ Dividend Interest & Premium Strategy Fund	1,348	17,659
Aberdeen Total Dynamic Dividend Fund	1,999	17,551
Western Asset High Income Fund II, Inc.	2,760	17,498
Nuveen AMT-Free Quality Municipal Income Fund	1,370	17,344
Eaton Vance New York Municipal Income Trust	1,476	17,290
Voya Asia Pacific High Dividend Equity Income Fund	1,809	17,258
Tekla Healthcare Opportunities Fund	918	17,203
BlackRock Resources & Commodities Strategy Trust	1,877	17,024
Western Asset High Income Opportunity Fund, Inc.	3,546	16,879
Tri-Continental Corp.	602	16,778
CBRE Clarion Global Real Estate Income Fund	2,298	16,775
European Equity Fund, Inc.	1,778	16,695
Tortoise Power and Energy Infrastructure Fund, Inc.	875	16,695
Western Asset High Yield Defined Opportunity Fund, Inc.	1,143	16,631
Wells Fargo Income Opportunities Fund	2,096	16,600
Lazard World Dividend & Income Fund, Inc.	1,586	16,558
Western Asset Inflation-Linked Opportunities & Income Fund	1,526	16,542
Kayne Anderson Midstream/Energy Fund, Inc.	1,292	16,537
Source Capital, Inc.	413	16,512
Cohen & Steers REIT and Preferred Income Fund, Inc.	844	16,483
Principal Real Estate Income Fund	956	16,482
Nuveen Global High Income Fund	1,051	16,385
Pioneer High Income Trust	1,761	16,307
India Fund, Inc.	736	16,288
MFS Charter Income Trust	2,094	16,250
New Germany Fund, Inc.	892	16,234
Western Asset Inflation - Linked Securities & Income Fund	1,441	16,226
BlackRock Enhanced International Dividend Trust	2,822	16,170
Morgan Stanley India Investment Fund, Inc.	690	16,160
BlackRock Limited Duration Income Trust	1,084	16,141
BlackRock Corporate High Yield Fund, Inc.	1,523	16,007
Korea Fund, Inc.	436	15,975
Tekla Healthcare Investors	689	15,950
Eaton Vance Floating-Rate Income Plus Fund	1,007	15,931
BlackRock Debt Strategies Fund, Inc.	1,428	15,908
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2,347	15,819
Templeton Emerging Markets Income Fund	1,573	15,730
Aberdeen Global Dynamic Dividend Fund	1,519	15,722
Ivy High Income Opportunities Fund	1,100	15,686

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
CLOSED-END FUNDS† - 9.2% (continued)
MFS Multimarket Income Trust	2,817	$15,578
Gabelli Global Utility & Income Trust	787	15,567
Ares Dynamic Credit Allocation Fund, Inc.	997	15,483
Ellsworth Growth and Income Fund Ltd.[2]	1,499	15,455
Duff & Phelps Global Utility Income Fund, Inc.	1,063	15,424
ClearBridge American Energy MLP Fund, Inc.	1,913	15,055
Sprott Focus Trust, Inc.	2,040	15,055
BlackRock Enhanced Global Dividend Trust	1,368	15,034
LMP Capital and Income Fund, Inc.	1,097	14,985
Royce Value Trust, Inc.	914	14,944
China Fund, Inc.	760	14,896
Western Asset Global Corporate Defined Opportunity Fund, Inc.	919	14,888
Tortoise Pipeline & Energy Fund, Inc.	854	14,774
Delaware Enhanced Global Dividend & Income Fund	1,313	14,706
BlackRock Enhanced Equity Dividend Trust	1,548	14,691
Liberty All-Star Equity Fund	2,147	14,621
Wells Fargo Multi-Sector Income Fund	1,202	14,616
Brookfield Real Assets Income Fund, Inc.	629	14,505
Lazard Global Total Return and Income Fund, Inc.	816	14,484
Cushing Renaissance Fund	753	14,480
Aberdeen Global Premier Properties Fund	2,389	14,477
Eaton Vance Tax-Advantaged Global Dividend Income Fund	806	14,419
BlackRock Multi-Sector Income Trust	852	14,416
AllianzGI Equity & Convertible Income Fund	628	14,413
Cohen & Steers Global Income Builder, Inc.	1,544	14,390
Wells Fargo Global Dividend Opportunity Fund	2,710	14,336
BlackRock Enhanced Capital and Income Fund, Inc.	830	14,276
Gabelli Dividend & Income Trust	593	14,173
Clough Global Opportunities Fund	1,303	14,125
Royce Micro-Capital Trust, Inc.	1,382	14,110
Neuberger Berman Real Estate Securities Income Fund, Inc.	2,851	14,084
Cohen & Steers Closed-End Opportunity Fund, Inc.	1,086	14,053
Aberdeen Income Credit Strategies Fund	983	13,988
Clough Global Dividend and Income Fund	1,155	13,952
Cohen & Steers Infrastructure Fund, Inc.	627	13,876
Swiss Helvetia Fund, Inc.	1,618	13,769
Pioneer Diversified High Income Trust	654	9,562
Latin American Discovery Fund, Inc.	326	3,619
Total Closed-End Funds
(Cost $3,958,882)		4,185,061

	Face Amount
U.S. TREASURY BILLS†† - 23.9%
U.S. Treasury Bills
2.08% due 12/13/18[4]	$8,500,000	8,463,352
2.00% due 10/25/18[4,5]	2,402,000	2,398,667
Total U.S. Treasury Bills
(Cost $10,862,464)		10,862,019

REPURCHASE AGREEMENTS††,6 - 0.4%
JPMorgan Chase & Co. issued 09/28/18 at 2.24% due 10/01/18	106,734	106,734
Barclays Capital issued 09/28/18 at 2.23% due 10/01/18	52,737	52,737
Bank of America Merrill Lynch issued 09/28/18 at 2.25% due 10/01/18	35,158	35,158
Total Repurchase Agreements
(Cost $194,629)		194,629

	Shares
SECURITIES LENDING COLLATERAL†,7 - 0.4%
Money Market Fund
First American Government Obligations Fund — Class Z, 1.94%[8]	189,550	189,550
Total Securities Lending Collateral
(Cost $189,550)		189,550
Total Investments - 78.4%
(Cost $35,064,792)		$35,604,252

COMMON STOCKS SOLD SHORT† - (8.7)%
Communications - (0.5)%
T-Mobile US, Inc.*	3,049	(213,979)
Industrial - (0.5)%
United Technologies Corp.	677	(94,651)
SYNNEX Corp.	1,774	(150,258)
Total Industrial		(244,909)
Technology - (0.6)%
Lumentum Holdings, Inc.*	1,100	(65,945)
Cohu, Inc.	7,828	(196,483)
Total Technology		(262,428)
Basic Materials - (0.6)%
Univar, Inc.*	8,853	(271,433)
Consumer, Cyclical - (0.7)%
Penn National Gaming, Inc.*	8,876	(292,198)
Energy - (1.3)%
Transocean Ltd.*	10,461	(145,931)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Value
COMMON STOCKS SOLD SHORT† - (8.7)% (continued)
Energy - (1.3)% (continued)
Diamondback Energy, Inc.	3,369	$(455,455)
Total Energy		(601,386)
Consumer, Non-cyclical - (2.0)%
Strategic Education, Inc.	2	(274)
Conagra Brands, Inc.	4,618	(156,873)
CVS Health Corp.	4,202	(330,781)
Cigna Corp.	2,030	(422,748)
Total Consumer, Non-cyclical		(910,676)
Financial - (2.5)%
WSFS Financial Corp.	3,047	(143,666)
BOK Financial Corp.	2,215	(215,475)
Veritex Holdings, Inc.*	7,952	(224,724)
Independent Bank Corp.	3,056	(252,426)
Pebblebrook Hotel Trust	8,430	(306,599)
Total Financial		(1,142,890)
Total Common Stocks Sold Short
(Proceeds $3,765,061)		(3,939,899)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (9.8)%
SPDR S&P 500 ETF Trust	6	(1,744)
Technology Select Sector SPDR Fund	124	(9,341)
iShares MSCI South Korea ETF	168	(11,469)
iShares Russell 1000 Growth ETF	166	(25,893)
iShares MSCI United Kingdom ETF	866	(29,548)
iShares 20+ Year Treasury Bond ETF	339	(39,755)
iShares MSCI Emerging Markets ETF	1,066	(45,753)
iShares MSCI Japan ETF	859	(51,738)
VanEck Vectors Russia ETF	2,446	(52,736)
iShares Core U.S. Aggregate Bond ETF	549	(57,930)
iShares Russell 1000 Value ETF	478	(60,524)
iShares MSCI Australia ETF	3,135	(69,346)
VanEck Vectors Gold Miners ETF	4,023	(74,506)
Industrial Select Sector SPDR Fund	951	(74,559)
iShares MSCI Taiwan ETF	2,196	(82,789)
Invesco QQQ Trust Series 1	455	(84,534)
Materials Select Sector SPDR Fund	1,810	(104,853)
iShares MSCI EAFE ETF	1,733	(117,827)
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,026	(117,918)
iShares China Large-Capital ETF	2,851	(122,080)
iShares MSCI Mexico ETF	2,502	(128,178)
iShares TIPS Bond ETF	1,194	(132,080)
Utilities Select Sector SPDR Fund	2,601	(136,943)
Consumer Staples Select Sector SPDR Fund	2,988	(161,143)
Consumer Discretionary Select Sector SPDR Fund	1,429	(167,507)
Financial Select Sector SPDR Fund	6,509	(179,518)
Health Care Select Sector SPDR Fund	2,334	(222,080)
iShares Russell 2000 Index ETF	1,601	(269,849)
iShares U.S. Real Estate ETF	3,912	(313,038)
Energy Select Sector SPDR Fund	5,239	(396,802)
SPDR Bloomberg Barclays High Yield Bond ETF	13,902	(501,167)
iShares 7-10 Year Treasury Bond ETF	6,167	(623,915)
Total Exchange-Traded Funds Sold Short
(Proceeds $4,566,557)		(4,467,063)
Total Securities Sold Short - (18.5)%
(Proceeds $8,331,618)		$(8,406,962)
Other Assets & Liabilities, net - 40.1%		18,191,715
Total Net Assets - 100.0%		$45,389,005

Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation**
Commodity Futures Contracts Purchased†
Brent Crude Futures Contracts	4	Dec 2018	$331,480	$17,713
Low Sulphur Gas Oil Futures Contracts	5	Nov 2018	361,500	17,058
NY Harbor ULSD Futures Contracts	4	Nov 2018	394,800	16,883
WTI Crude Futures Contracts	4	Nov 2018	293,880	14,747
Cattle Feeder Futures Contracts	5	Nov 2018	395,125	7,932
Natural Gas Futures Contracts	8	Nov 2018	240,400	3,195
			$2,017,185	$77,528

Equity Futures Contracts Purchased†
Nikkei 225 (OSE) Index Futures Contracts	3	Dec 2018	$637,124	$25,982
NASDAQ-100 Index Mini Futures Contracts	5	Dec 2018	765,675	16,949
Tokyo Stock Price Index Futures Contracts	4	Dec 2018	639,676	15,272

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Equity Futures Contracts Purchased† (continued)
OMX Stockholm 30 Index Futures Contracts††	33	Oct 2018	$614,019	$10,520
Russell 2000 Index Mini Futures Contracts	9	Dec 2018	765,585	2,075
Amsterdam Index Futures Contracts	1	Oct 2018	127,496	1,430
CAC 40 10 Euro Index Futures Contracts	7	Oct 2018	445,709	1,117
FTSE 100 Index Futures Contracts	2	Dec 2018	194,636	1,099
S&P/TSX 60 IX Index Futures Contracts	3	Dec 2018	441,660	370
S&P 500 Index Mini Futures Contracts	7	Dec 2018	1,021,650	(100)
SPI 200 Index Futures Contracts	7	Dec 2018	780,378	(1,402)
CBOE Volatility Index Futures Contracts	70	Dec 2018	1,065,400	(14,137)
CBOE Volatility Index Futures Contracts	135	Nov 2018	2,019,600	(23,275)
			$9,518,608	$35,900

Currency Futures Contracts Purchased†
Canadian Dollar Futures Contracts	39	Dec 2018	$3,023,670	$22,343
New Zealand Dollar Futures Contracts	12	Dec 2018	795,720	8,580
British Pound Futures Contracts	15	Dec 2018	1,226,156	(302)
Japanese Yen Futures Contracts	7	Dec 2018	774,463	(7,809)
			$5,820,009	$22,812

Interest Rate Futures Contracts Purchased†
Australian Government 10 Year Bond Futures Contracts	106	Dec 2018	$9,872,850	$12,622
Euro - 30 year Bond Futures Contracts	4	Dec 2018	809,289	11,375
Long Gilt Futures Contracts††	29	Dec 2018	4,574,432	(9,264)
Euro - OATS Futures Contracts††	73	Dec 2018	12,804,668	(94,966)
			$28,061,239	$(80,233)

Equity Futures Contracts Sold Short†
CBOE Volatility Index Futures Contracts	133	Oct 2018	$1,868,650	$195,199
IBEX 35 Index Futures Contracts††	6	Oct 2018	649,465	9,152
Euro STOXX 50 Index Futures Contracts	10	Dec 2018	392,824	5,813
FTSE MIB Index Futures Contracts††	7	Dec 2018	836,594	3,274
DAX Index Futures Contracts	1	Dec 2018	354,563	771
Hang Seng Index Futures Contracts††	3	Oct 2018	528,599	(63)
			$4,630,695	$214,146

Interest Rate Futures Contracts Sold Short†
Canadian Government 10 Year Bond Futures Contracts	125	Dec 2018	$12,840,715	$83,862
U.S. Treasury 10 Year Note Futures Contracts	119	Dec 2018	14,138,688	74,310
U.S. Treasury Ultra Long Bond Futures Contracts	8	Dec 2018	1,234,000	135
U.S. Treasury Long Bond Futures Contracts	15	Dec 2018	2,107,500	67
Euro - BTP Italian Government Bond Futures Contracts††	12	Dec 2018	1,725,453	(39)
Euro - Bund Futures Contracts	12	Dec 2018	2,213,841	(1,318)
			$34,260,197	$157,017

Currency Futures Contracts Sold Short†
Swiss Franc Futures Contracts	83	Dec 2018	$10,645,788	$139,775
Australian Dollar Futures Contracts	15	Dec 2018	1,084,950	(12,565)
			$11,730,738	$127,210

Commodity Futures Contracts Sold Short†
Soybean Futures Contracts	10	Nov 2018	$422,125	$46,553
Soybean Oil Futures Contracts	29	Dec 2018	504,252	19,881
Cocoa Futures Contracts	11	Dec 2018	227,260	7,694
Soybean Meal Futures Contracts	12	Dec 2018	370,560	1,441
Gasoline RBOB Futures Contracts	4	Nov 2018	350,851	(6,371)
Lean Hogs Futures Contracts	10	Dec 2018	231,500	(7,341)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)**
Commodity Futures Contracts Sold Short† (continued)
Live Cattle Futures Contracts	8	Dec 2018	$380,720	$(11,065)
Coffee 'C' Futures Contracts	10	Dec 2018	384,188	(11,459)
			$2,871,456	$39,333

Custom Basket Swap Agreements
Counterparty	Index	Financing Rate Pay (Receive)	Payment Frequency	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
OTC Custom Basket Swap Agreements††
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[9]	2.38%	At Maturity	08/31/23	$728,080	$(18,144)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[10]	2.38%	At Maturity	08/30/19	23,779,885	(178,625)
Morgan Stanley	Multi-Hedge Portfolio Long Custom Basket Swap[11]	2.38%	At Maturity	08/30/19	15,325,563	(426,090)
					$39,833,528	$(622,859)
OTC Custom Basket Swap Agreements Sold Short††
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[12]	(1.57)%	At Maturity	08/30/19	$19,217,886	$291,166
Morgan Stanley	Multi-Hedge Portfolio Short Custom Basket Swap[13]	(1.41)%	At Maturity	08/30/19	15,137,054	594,163
					$34,354,940	$885,329

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[10]
Exxon Mobil Corp.	2,342	(6.4%)	$11,359
Pfizer, Inc.	4,352	(5.4%)	9,668
Danaher Corp.	1,674	(4.4%)	7,904
Edwards Lifesciences Corp.*	253	(4.2%)	7,555
Charles River Laboratories International, Inc.*	637	(3.9%)	7,026
Crane Co.	983	(3.9%)	6,950
Cardinal Health, Inc.	4,053	(3.8%)	6,859
HP, Inc.	5,803	(3.6%)	6,499
CVS Health Corp.	1,857	(3.6%)	6,391
McKesson Corp.	1,685	(3.5%)	6,301
Amgen, Inc.	835	(3.5%)	6,246
Scholastic Corp.	1,299	(3.4%)	6,040
Ingredion, Inc.	1,463	(3.2%)	5,691
Chevron Corp.	1,467	(3.1%)	5,604
Genesee & Wyoming, Inc. — Class A*	1,792	(3.1%)	5,555
Principal Financial Group, Inc.	1,511	(2.8%)	5,076
F5 Networks, Inc.*	474	(2.7%)	4,882
Caterpillar, Inc.	545	(2.7%)	4,740
UGI Corp.	3,243	(2.6%)	4,637
Juniper Networks, Inc.	2,856	(2.5%)	4,398
Allison Transmission Holdings, Inc.	1,866	(2.5%)	4,385
EnerSys	1,034	(2.4%)	4,281
Jazz Pharmaceuticals plc*	1,065	(2.3%)	4,118
Greenbrier Companies, Inc.	1,860	(2.2%)	3,897
Oracle Corp.	1,335	(2.2%)	3,844
AES Corp.	7,083	(2.1%)	3,825
Cummins, Inc.	886	(2.1%)	3,783
Zimmer Biomet Holdings, Inc.	475	(2.1%)	3,724
Alexion Pharmaceuticals, Inc.*	392	(2.1%)	3,672
Spirit AeroSystems Holdings, Inc. — Class A	782	(1.8%)	3,275
Prudential Financial, Inc.	1,062	(1.8%)	3,242
Baxter International, Inc.	1,185	(1.8%)	3,223
Simply Good Foods Co.*	2,797	(1.8%)	3,149
Occidental Petroleum Corp.	1,758	(1.7%)	3,099
Corning, Inc.	1,713	(1.7%)	3,066
AMC Networks, Inc. — Class A*	863	(1.7%)	3,046
DXC Technology Co.	1,253	(1.7%)	3,045
Rexnord Corp.*	1,729	(1.7%)	2,981
Medtronic plc	1,490	(1.6%)	2,920
Abbott Laboratories	1,875	(1.6%)	2,779
McCormick & Company, Inc.	389	(1.5%)	2,672
ConocoPhillips	654	(1.5%)	2,596
International Business Machines Corp.	548	(1.5%)	2,592
Snap-on, Inc.	399	(1.4%)	2,580
WellCare Health Plans, Inc.*	136	(1.4%)	2,437
Parker-Hannifin Corp.	295	(1.3%)	2,408
Lions Gate Entertainment Corp. — Class A	2,639	(1.3%)	2,296
Southwest Airlines Co.	1,946	(1.3%)	2,238
Carter's, Inc.	518	(1.3%)	2,235
National Fuel Gas Co.	4,172	(1.2%)	2,211
Cisco Systems, Inc.	2,470	(1.2%)	2,174
Waters Corp.*	410	(1.2%)	2,132
Eaton Corporation plc	735	(1.2%)	2,126
United Rentals, Inc.*	459	(1.2%)	2,113
PNM Resources, Inc.	4,175	(1.2%)	2,088
Ameriprise Financial, Inc.	422	(1.1%)	2,000
Telephone & Data Systems, Inc.	5,029	(1.1%)	1,961
Thermo Fisher Scientific, Inc.	385	(1.1%)	1,917
HCA Healthcare, Inc.	375	(1.1%)	1,879
Norfolk Southern Corp.	346	(1.0%)	1,853
Merck & Company, Inc.	852	(1.0%)	1,793
Visa, Inc. — Class A	643	(1.0%)	1,777
Boingo Wireless, Inc.*	657	(1.0%)	1,762
Constellation Brands, Inc. — Class A	233	(1.0%)	1,729
Bristol-Myers Squibb Co.	1,119	(1.0%)	1,712
Fiserv, Inc.*	721	(0.9%)	1,666
PVH Corp.	358	(0.9%)	1,569
Altria Group, Inc.	874	(0.9%)	1,564
AGCO Corp.	1,378	(0.9%)	1,555
MetLife, Inc.	1,727	(0.8%)	1,433
Anthem, Inc.	153	(0.8%)	1,426
JetBlue Airways Corp.*	5,017	(0.8%)	1,405
Medpace Holdings, Inc.*	870	(0.8%)	1,397
Zoetis, Inc.	1,483	(0.8%)	1,390
Dover Corp.	924	(0.8%)	1,387
United Continental Holdings, Inc.*	825	(0.8%)	1,363
Eli Lilly & Co.	817	(0.7%)	1,316
Gilead Sciences, Inc.	867	(0.7%)	1,283
Amdocs Ltd.	1,827	(0.7%)	1,274
TEGNA, Inc.	3,946	(0.7%)	1,263
Trinseo S.A.	1,049	(0.7%)	1,234
Hyatt Hotels Corp. — Class A	546	(0.7%)	1,218
Shenandoah Telecommunications Co.	1,262	(0.6%)	1,138
Apple, Inc.	274	(0.6%)	1,093
Best Buy Company, Inc.	639	(0.6%)	1,055
Estee Lauder Companies, Inc. — Class A	351	(0.6%)	1,043
Alaska Air Group, Inc.	751	(0.6%)	1,029
Fidelity National Information Services, Inc.	1,121	(0.6%)	1,009
IQVIA Holdings, Inc.*	540	(0.6%)	995
Domtar Corp.	780	(0.6%)	991
Zayo Group Holdings, Inc.*	4,269	(0.5%)	946
Aflac, Inc.	2,404	(0.5%)	914
Pinnacle West Capital Corp.	1,392	(0.5%)	913
Hershey Co.	612	(0.5%)	906
Trinity Industries, Inc.	1,817	(0.5%)	860
American Electric Power Company, Inc.	718	(0.5%)	851
Apartment Investment & Management Co. — Class A	2,575	(0.5%)	850

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[10] (continued)
Illumina, Inc.*	140	(0.5%)	$838
CDW Corp.	608	(0.5%)	827
TJX Companies, Inc.	459	(0.4%)	789
Western Union Co.	5,617	(0.4%)	786
Humana, Inc.	148	(0.4%)	778
Weingarten Realty Investors	2,581	(0.4%)	762
Children's Place, Inc.	404	(0.4%)	756
News Corp. — Class A	5,679	(0.4%)	681
Microsoft Corp.	482	(0.4%)	645
Dollar General Corp.	471	(0.3%)	455
Bio-Rad Laboratories, Inc. — Class A*	168	(0.2%)	416
Colgate-Palmolive Co.	750	(0.2%)	405
Ligand Pharmaceuticals, Inc. — Class B*	187	(0.2%)	399
CenterPoint Energy, Inc.	1,232	(0.2%)	395
Sirius XM Holdings, Inc.	7,224	(0.2%)	386
Paychex, Inc.	943	(0.2%)	376
KBR, Inc.	2,388	(0.2%)	358
Oshkosh Corp.	1,151	(0.2%)	350
Gibraltar Industries, Inc.*	1,943	(0.2%)	329
Accenture plc — Class A	430	(0.2%)	328
Brown-Forman Corp. — Class B	1,016	(0.2%)	327
Performance Food Group Co.*	3,100	(0.2%)	324
AutoZone, Inc.*	65	(0.2%)	309
Innoviva, Inc.*	3,359	(0.2%)	270
Monster Beverage Corp.*	864	(0.1%)	266
Procter & Gamble Co.	1,516	(0.1%)	265
ARRIS International plc*	3,315	(0.1%)	248
Intuitive Surgical, Inc.*	88	(0.1%)	193
Mondelez International, Inc. — Class A	2,721	(0.1%)	186
Citrix Systems, Inc.*	633	(0.1%)	181
Post Holdings, Inc.*	1,022	(0.1%)	145
Analog Devices, Inc.	512	(0.1%)	95
Equity Commonwealth*	3,151	(0.1%)	95
Kinder Morgan, Inc.	2,912	0.0%	73
Exelon Corp.	4,843	0.0%	49
STERIS plc	557	0.0%	(11)
Piedmont Office Realty Trust, Inc. — Class A	3,991	0.0%	(12)
Ameren Corp.	1,665	0.0%	(15)
Biogen, Inc.*	145	0.0%	(26)
Cooper-Standard Holdings, Inc.*	342	0.0%	(44)
Cogent Communications Holdings, Inc.	931	0.0%	(50)
Varian Medical Systems, Inc.*	762	0.0%	(69)
Sabre Corp.	2,468	0.0%	(73)
Copa Holdings S.A. — Class A	1,148	0.1%	(115)
PepsiCo, Inc.	635	0.1%	(133)
Hospitality Properties Trust	3,404	0.1%	(203)
Pentair plc	2,059	0.2%	(280)
Texas Instruments, Inc.	483	0.2%	(322)
Becton Dickinson and Co.	192	0.2%	(327)
PACCAR, Inc.	1,455	0.2%	(335)
Hologic, Inc.*	1,033	0.2%	(343)
Allergan plc	317	0.2%	(390)
FirstEnergy Corp.	1,980	0.2%	(400)
Archer-Daniels-Midland Co.	5,071	0.2%	(418)
Flowers Foods, Inc.	2,641	0.3%	(545)
CenturyLink, Inc.	3,457	0.3%	(553)
IDEXX Laboratories, Inc.*	276	0.3%	(568)
NetApp, Inc.	630	0.3%	(580)
Packaging Corporation of America	1,003	0.3%	(588)
Herbalife Nutrition Ltd.*	914	0.3%	(590)
Vonage Holdings Corp.*	4,118	0.3%	(600)
Skyworks Solutions, Inc.	1,018	0.3%	(601)
Murphy USA, Inc.*	586	0.3%	(622)
LivaNova plc*	404	0.4%	(638)
Raymond James Financial, Inc.	644	0.4%	(645)
Hartford Financial Services Group, Inc.	1,711	0.4%	(665)
FedEx Corp.	425	0.4%	(675)
Sonoco Products Co.	892	0.4%	(694)
Tech Data Corp.*	689	0.4%	(729)
Nu Skin Enterprises, Inc. — Class A	590	0.4%	(741)
MEDNAX, Inc.*	1,077	0.4%	(743)
Icad, Inc.*	8,287	0.4%	(746)
Molina Healthcare, Inc.*	276	0.4%	(747)
Johnson & Johnson	467	0.5%	(808)
Walmart, Inc.	531	0.5%	(831)
Summit Hotel Properties, Inc.	4,521	0.5%	(904)
Lazard Ltd. — Class A	1,392	0.6%	(1,003)
American Axle & Manufacturing Holdings, Inc.*	2,266	0.6%	(1,010)
Darling Ingredients, Inc.*	2,238	0.6%	(1,029)
Synchrony Financial	1,716	0.6%	(1,056)
Las Vegas Sands Corp.	834	0.6%	(1,127)
Darden Restaurants, Inc.	445	0.7%	(1,163)
Kansas City Southern	443	0.7%	(1,181)
Delta Air Lines, Inc.	1,901	0.7%	(1,183)
Leidos Holdings, Inc.	1,027	0.7%	(1,212)
Celanese Corp. — Class A	432	0.7%	(1,223)
Evo Payments, Inc. — Class A*	900	0.7%	(1,239)
Belden, Inc.	973	0.7%	(1,270)
Intel Corp.	1,625	0.7%	(1,320)
BorgWarner, Inc.	1,350	0.7%	(1,328)
Lamb Weston Holdings, Inc.	1,677	0.8%	(1,358)
PGT Innovations, Inc.*	1,535	0.8%	(1,397)
Kimberly-Clark Corp.	738	0.8%	(1,402)
Broadridge Financial Solutions, Inc.	453	0.8%	(1,444)
Pilgrim's Pride Corp.*	3,637	0.8%	(1,455)
Hewlett Packard Enterprise Co.	2,980	0.8%	(1,502)
OGE Energy Corp.	3,086	0.9%	(1,574)
Central Garden & Pet Co. — Class A*	1,426	0.9%	(1,617)
MAXIMUS, Inc.	1,145	0.9%	(1,649)
Travelers Companies, Inc.	882	0.9%	(1,653)
EPR Properties	954	0.9%	(1,689)
TreeHouse Foods, Inc.*	401	1.0%	(1,704)

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[10] (continued)
Cognizant Technology Solutions Corp. — Class A	1,387	1.0%	$(1,775)
Interpublic Group of Companies, Inc.	3,699	1.0%	(1,776)
Host Hotels & Resorts, Inc.	4,496	1.0%	(1,797)
Sysco Corp.	1,376	1.0%	(1,804)
Entergy Corp.	1,033	1.0%	(1,821)
InterDigital, Inc.	702	1.0%	(1,825)
Hill-Rom Holdings, Inc.	889	1.0%	(1,847)
Vector Group Ltd.	4,467	1.1%	(1,948)
Park Hotels & Resorts, Inc.	3,229	1.1%	(1,991)
Owens Corning	880	1.1%	(2,040)
Omnicom Group, Inc.	1,588	1.2%	(2,064)
International Paper Co.	1,044	1.2%	(2,076)
PBF Energy, Inc. — Class A	1,044	1.2%	(2,098)
JPMorgan Chase & Co.	1,188	1.2%	(2,108)
Bank of New York Mellon Corp.	1,817	1.2%	(2,150)
Dana, Inc.	2,588	1.2%	(2,192)
Werner Enterprises, Inc.	1,392	1.3%	(2,238)
Visteon Corp.*	410	1.3%	(2,314)
DR Horton, Inc.	1,001	1.3%	(2,332)
Regal Beloit Corp.	1,888	1.3%	(2,360)
Quanta Services, Inc.*	2,067	1.4%	(2,426)
Capital One Financial Corp.	606	1.4%	(2,502)
Franklin Resources, Inc.	1,935	1.4%	(2,571)
State Street Corp.	827	1.5%	(2,591)
CoreLogic, Inc.*	1,828	1.5%	(2,611)
Allstate Corp.	1,433	1.5%	(2,612)
Celgene Corp.*	575	1.5%	(2,679)
HollyFrontier Corp.	817	1.5%	(2,737)
Eastman Chemical Co.	1,727	1.6%	(2,918)
WestRock Co.	2,379	1.7%	(3,045)
KB Home	1,983	1.7%	(3,055)
Cabot Corp.	1,267	1.7%	(3,116)
Bruker Corp.	2,115	1.7%	(3,126)
General Motors Co.	1,416	1.8%	(3,249)
La-Z-Boy, Inc.	3,248	1.9%	(3,308)
Masco Corp.	3,141	1.9%	(3,401)
TRI Pointe Group, Inc.*	3,802	2.0%	(3,642)
Portland General Electric Co.	4,782	2.1%	(3,778)
Western Digital Corp.	874	2.2%	(3,850)
Verizon Communications, Inc.	4,080	2.2%	(3,998)
Edgewell Personal Care Co.*	400	2.3%	(4,096)
Consolidated Edison, Inc.	1,514	2.3%	(4,148)
AECOM*	4,256	2.3%	(4,151)
Gentex Corp.	2,257	2.4%	(4,200)
Arrow Electronics, Inc.*	1,220	2.6%	(4,572)
Williams Companies, Inc.	1,974	2.6%	(4,591)
Kellogg Co.	2,554	2.6%	(4,656)
Coherent, Inc.*	263	2.7%	(4,842)
TE Connectivity Ltd.	1,296	2.7%	(4,860)
Mylan N.V.*	1,931	2.7%	(4,885)
Avnet, Inc.	1,534	3.0%	(5,308)
Kroger Co.	2,228	3.0%	(5,325)
Delphi Technologies plc	1,475	3.0%	(5,434)
Phillips 66	1,299	3.1%	(5,523)
US Foods Holding Corp.*	3,480	3.2%	(5,653)
Valero Energy Corp.	1,386	3.2%	(5,724)
Toll Brothers, Inc.	1,914	3.3%	(5,882)
Cardtronics plc — Class A*	1,738	3.4%	(5,996)
Kraft Heinz Co.	2,504	3.5%	(6,244)
Seagate Technology plc	1,143	3.5%	(6,266)
Benchmark Electronics, Inc.	2,609	3.6%	(6,392)
Jabil, Inc.	2,600	3.6%	(6,448)
Meritor, Inc.*	2,894	3.7%	(6,654)
Chemours Co.	1,688	3.9%	(7,022)
Vishay Intertechnology, Inc.	2,339	4.0%	(7,157)
ON Semiconductor Corp.*	2,969	4.6%	(8,169)
Travelport Worldwide Ltd.	5,276	4.8%	(8,634)
Huntsman Corp.	3,581	4.9%	(8,804)
Louisiana-Pacific Corp.	4,080	5.1%	(9,054)
PulteGroup, Inc.	3,110	5.1%	(9,199)
Tyson Foods, Inc. — Class A	2,924	5.3%	(9,475)
Westlake Chemical Corp.	1,152	5.6%	(9,948)
Boise Cascade Co.	2,616	5.7%	(10,226)
EMCOR Group, Inc.	2,066	5.8%	(10,283)
Ventas, Inc.	2,136	6.3%	(11,175)
Molson Coors Brewing Co. — Class B	2,322	6.6%	(11,730)
Lear Corp.	699	6.7%	(11,884)
Cirrus Logic, Inc.*	2,280	6.8%	(12,198)
LyondellBasell Industries N.V. — Class A	1,235	7.1%	(12,683)
El Paso Electric Co.	3,138	7.2%	(12,866)
Olin Corp.	4,122	9.7%	(17,315)
Senior Housing Properties Trust	11,907	10.3%	(18,452)
Total Custom Basket of Long Securities			(178,625)

CUSTOM BASKET OF SHORT SECURITIES[12]
ASGN, Inc.*	(1,461)	6.9%	19,969
Summit Materials, Inc. — Class A*	(7,041)	5.6%	16,269
Monolithic Power Systems, Inc.	(660)	5.5%	16,064
Healthcare Trust of America, Inc. — Class A	(6,875)	4.5%	13,063
Copart, Inc.*	(985)	4.3%	12,588
Cintas Corp.	(706)	3.8%	10,985
Digital Realty Trust, Inc.	(868)	3.5%	10,242
HB Fuller Co.	(1,858)	3.4%	9,885
Steven Madden Ltd.	(2,468)	3.3%	9,688
First Republic Bank	(1,448)	2.7%	7,721
Tesla, Inc.*	(197)	2.5%	7,267
Moody's Corp.	(673)	2.5%	7,266
CoStar Group, Inc.*	(321)	2.4%	6,844
National Oilwell Varco, Inc.	(1,709)	2.3%	6,634
Retail Opportunity Investments Corp.	(6,204)	2.2%	6,446
Robert Half International, Inc.	(821)	2.2%	6,404
Vornado Realty Trust	(1,603)	2.2%	6,377
Boston Properties, Inc.	(843)	2.1%	6,204
RPM International, Inc.	(2,534)	2.1%	6,199

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[12] (continued)
Covanta Holding Corp.	(4,257)	2.0%	$5,960
Valley National Bancorp	(7,071)	1.9%	5,618
PriceSmart, Inc.	(957)	1.9%	5,608
Commercial Metals Co.	(5,428)	1.9%	5,438
Capitol Federal Financial, Inc.	(11,641)	1.9%	5,389
Howard Hughes Corp.*	(876)	1.9%	5,387
Pinnacle Financial Partners, Inc.	(1,196)	1.8%	5,242
Martin Marietta Materials, Inc.	(401)	1.8%	5,170
Ellie Mae, Inc.*	(542)	1.7%	5,047
BB&T Corp.	(1,615)	1.7%	5,016
MarketAxess Holdings, Inc.	(435)	1.7%	4,929
First Horizon National Corp.	(4,207)	1.7%	4,826
LendingTree, Inc.*	(224)	1.6%	4,714
Goldman Sachs Group, Inc.	(339)	1.6%	4,600
Team, Inc.*	(5,671)	1.6%	4,537
Douglas Emmett, Inc.	(3,872)	1.5%	4,289
DowDuPont, Inc.	(735)	1.5%	4,278
Huntington Bancshares, Inc.	(3,276)	1.4%	4,218
Markel Corp.*	(207)	1.4%	4,204
Texas Capital Bancshares, Inc.*	(675)	1.4%	4,193
Leggett & Platt, Inc.	(3,142)	1.4%	4,082
Healthcare Services Group, Inc.	(4,359)	1.4%	4,001
Tetra Tech, Inc.	(3,124)	1.4%	3,934
Realty Income Corp.	(2,325)	1.3%	3,906
People's United Financial, Inc.	(2,828)	1.3%	3,879
Glacier Bancorp, Inc.	(1,491)	1.3%	3,803
IBERIABANK Corp.	(724)	1.3%	3,802
KAR Auction Services, Inc.	(1,429)	1.3%	3,749
Welltower, Inc.	(1,607)	1.3%	3,734
Incyte Corp.*	(759)	1.3%	3,666
Investors Bancorp, Inc.	(7,001)	1.3%	3,663
Public Storage	(327)	1.2%	3,581
Vail Resorts, Inc.	(148)	1.2%	3,497
Workday, Inc. — Class A*	(408)	1.2%	3,472
IHS Markit Ltd.*	(3,279)	1.2%	3,410
Redwood Trust, Inc.	(4,622)	1.2%	3,359
Washington Federal, Inc.	(1,580)	1.1%	3,276
Invitation Homes, Inc.	(6,983)	1.1%	3,202
Terreno Realty Corp.	(4,474)	1.1%	3,177
TripAdvisor, Inc.*	(987)	1.1%	3,168
S&P Global, Inc.	(262)	1.0%	3,055
CyrusOne, Inc.	(857)	1.0%	3,051
KeyCorp	(2,487)	1.0%	2,935
Associated Banc-Corp.	(2,233)	1.0%	2,791
PayPal Holdings, Inc.*	(588)	0.9%	2,631
Sterling Bancorp	(3,071)	0.9%	2,610
PPG Industries, Inc.	(1,421)	0.9%	2,600
Fifth Third Bancorp	(1,711)	0.9%	2,573
Equity Residential	(1,715)	0.9%	2,555
Crown Castle International Corp.	(929)	0.9%	2,508
Equifax, Inc.	(1,579)	0.9%	2,491
Devon Energy Corp.	(1,458)	0.9%	2,485
Whirlpool Corp.	(415)	0.8%	2,450
Liberty Property Trust	(1,566)	0.8%	2,315
U.S. Bancorp	(1,504)	0.8%	2,274
EastGroup Properties, Inc.	(1,375)	0.8%	2,269
American Tower Corp. — Class A	(692)	0.8%	2,253
Kilroy Realty Corp.	(1,488)	0.7%	2,158
HCP, Inc.	(3,885)	0.7%	2,134
Alexandria Real Estate Equities, Inc.	(826)	0.7%	2,115
American Campus Communities, Inc.	(2,680)	0.7%	2,064
Charles Schwab Corp.	(1,230)	0.7%	2,017
Sun Communities, Inc.	(1,979)	0.7%	1,974
FactSet Research Systems, Inc.	(342)	0.7%	1,932
New York Community Bancorp, Inc.	(4,796)	0.6%	1,884
Southern Copper Corp.	(3,695)	0.6%	1,848
Schlumberger Ltd.	(822)	0.6%	1,841
Federal Realty Investment Trust	(439)	0.6%	1,763
Rexford Industrial Realty, Inc.	(3,221)	0.6%	1,739
Camden Property Trust	(1,162)	0.6%	1,731
Mid-America Apartment Communities, Inc.	(509)	0.6%	1,720
Wabtec Corp.	(484)	0.6%	1,660
Polaris Industries, Inc.	(482)	0.6%	1,654
Corporate Office Properties Trust	(1,705)	0.5%	1,590
Republic Services, Inc. — Class A	(1,964)	0.5%	1,535
American Homes 4 Rent — Class A	(3,475)	0.5%	1,516
US Ecology, Inc.	(659)	0.5%	1,490
TransUnion	(833)	0.5%	1,433
Pegasystems, Inc.	(1,280)	0.5%	1,384
Palo Alto Networks, Inc.*	(233)	0.5%	1,372
Meredith Corp.	(1,944)	0.5%	1,371
AvalonBay Communities, Inc.	(639)	0.5%	1,367
Chubb Ltd.	(693)	0.5%	1,324
Old National Bancorp	(2,544)	0.4%	1,177
MSCI, Inc. — Class A	(391)	0.4%	1,114
Intercontinental Exchange, Inc.	(778)	0.4%	1,044
JBG SMITH Properties	(2,377)	0.3%	986
Dominion Energy, Inc.	(1,934)	0.3%	921
Ally Financial, Inc.	(2,095)	0.3%	906
Asbury Automotive Group, Inc.*	(709)	0.3%	888
Eversource Energy	(1,089)	0.3%	825
CarMax, Inc.*	(671)	0.3%	821
Praxair, Inc.	(257)	0.3%	812
Equity LifeStyle Properties, Inc.	(1,868)	0.3%	803
Vulcan Materials Co.	(930)	0.3%	802
Tyler Technologies, Inc.*	(387)	0.3%	731
Waste Management, Inc.	(1,428)	0.2%	702
Roper Technologies, Inc.	(312)	0.2%	674
Equinix, Inc.	(214)	0.2%	647
Paramount Group, Inc.	(6,674)	0.2%	553
Air Products & Chemicals, Inc.	(248)	0.2%	552

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF SHORT SECURITIES[12] (continued)
Ball Corp.	(937)	0.2%	$491
Floor & Decor Holdings, Inc. — Class A*	(195)	0.2%	487
Sealed Air Corp.	(1,213)	0.1%	403
Alliant Energy Corp.	(1,496)	0.1%	399
Signature Bank	(474)	0.1%	395
Graphic Packaging Holding Co.	(3,512)	0.1%	385
Berry Global Group, Inc.*	(1,009)	0.1%	355
Caesars Entertainment Corp.*	(4,670)	0.1%	334
Sherwin-Williams Co.	(153)	0.1%	330
Guidewire Software, Inc.*	(705)	0.1%	316
Hormel Foods Corp.	(1,266)	0.1%	274
Amazon.com, Inc.*	(28)	0.1%	272
ServiceNow, Inc.*	(307)	0.1%	224
Ashland Global Holdings, Inc.	(493)	0.1%	168
Eaton Vance Corp.	(966)	0.1%	167
Silgan Holdings, Inc.	(1,762)	0.0%	109
Genuine Parts Co.	(1,122)	0.0%	37
Royal Caribbean Cruises Ltd.	(388)	0.0%	(30)
Tractor Supply Co.	(557)	(0.1%)	(183)
Cornerstone OnDemand, Inc.*	(1,016)	(0.1%)	(193)
Essex Property Trust, Inc.	(454)	(0.1%)	(195)
Charter Communications, Inc. — Class A*	(155)	(0.1%)	(204)
Choice Hotels International, Inc.	(610)	(0.1%)	(256)
Texas Roadhouse, Inc. — Class A	(837)	(0.1%)	(279)
Regency Centers Corp.	(864)	(0.1%)	(282)
Wolverine World Wide, Inc.	(2,711)	(0.1%)	(308)
Costco Wholesale Corp.	(181)	(0.1%)	(317)
RenaissanceRe Holdings Ltd.	(565)	(0.1%)	(349)
Multi-Color Corp.	(1,231)	(0.1%)	(405)
Axis Capital Holdings Ltd.	(2,247)	(0.1%)	(437)
Royal Gold, Inc.	(1,190)	(0.2%)	(450)
Viad Corp.	(842)	(0.2%)	(475)
Dentsply Sirona, Inc.	(1,324)	(0.2%)	(527)
FMC Corp.	(769)	(0.2%)	(561)
Service Corporation International	(1,148)	(0.2%)	(580)
Henry Schein, Inc.*	(603)	(0.2%)	(581)
SPS Commerce, Inc.*	(704)	(0.2%)	(683)
Sotheby's*	(1,030)	(0.2%)	(707)
American Water Works Company, Inc.	(1,604)	(0.2%)	(715)
Norwegian Cruise Line Holdings Ltd.*	(886)	(0.3%)	(757)
Ulta Beauty, Inc.*	(180)	(0.3%)	(772)
Booking Holdings, Inc.*	(27)	(0.3%)	(842)
Nucor Corp.	(1,098)	(0.3%)	(873)
PolyOne Corp.	(2,264)	(0.3%)	(876)
Netflix, Inc.*	(137)	(0.3%)	(884)
Sempra Energy	(735)	(0.3%)	(887)
Northrop Grumman Corp.	(177)	(0.3%)	(906)
Atmos Energy Corp.	(548)	(0.3%)	(921)
BWX Technologies, Inc.	(814)	(0.3%)	(946)
WR Grace & Co.	(1,982)	(0.4%)	(1,069)
EOG Resources, Inc.	(634)	(0.4%)	(1,074)
White Mountains Insurance Group Ltd.	(143)	(0.4%)	(1,088)
Everest Re Group Ltd.	(284)	(0.4%)	(1,150)
Hanesbrands, Inc.	(2,785)	(0.4%)	(1,258)
UDR, Inc.	(2,749)	(0.4%)	(1,258)
ABM Industries, Inc.	(2,639)	(0.4%)	(1,293)
FireEye, Inc.*	(3,286)	(0.4%)	(1,296)
Scotts Miracle-Gro Co. — Class A	(1,280)	(0.5%)	(1,374)
Garmin Ltd.	(724)	(0.5%)	(1,383)
Omnicell, Inc.*	(721)	(0.5%)	(1,418)
Crocs, Inc.*	(2,359)	(0.5%)	(1,486)
Coca-Cola Co.	(1,095)	(0.6%)	(1,774)
Alleghany Corp.	(88)	(0.6%)	(1,826)
Planet Fitness, Inc. — Class A*	(707)	(0.6%)	(1,881)
Rollins, Inc.	(4,072)	(0.7%)	(1,938)
Haemonetics Corp.*	(952)	(0.7%)	(2,005)
Shake Shack, Inc. — Class A*	(861)	(0.7%)	(2,172)
AMETEK, Inc.	(1,010)	(0.7%)	(2,182)
Aramark	(1,178)	(0.8%)	(2,285)
Mobile Mini, Inc.	(2,466)	(0.8%)	(2,343)
CF Industries Holdings, Inc.	(955)	(0.8%)	(2,378)
Church & Dwight Company, Inc.	(854)	(0.8%)	(2,383)
Verisk Analytics, Inc. — Class A*	(1,680)	(0.8%)	(2,453)
NVIDIA Corp.	(190)	(0.9%)	(2,479)
AptarGroup, Inc.	(829)	(0.9%)	(2,512)
NewMarket Corp.	(624)	(0.9%)	(2,538)
Balchem Corp.	(2,193)	(0.9%)	(2,592)
WPX Energy, Inc.*	(3,438)	(0.9%)	(2,673)
Parsley Energy, Inc. — Class A*	(1,905)	(1.0%)	(2,819)
Aon plc	(393)	(1.0%)	(2,957)
PTC, Inc.*	(490)	(1.1%)	(3,063)
TransDigm Group, Inc.*	(141)	(1.1%)	(3,144)
Ultimate Software Group, Inc.*	(252)	(1.1%)	(3,155)
SBA Communications Corp.*	(597)	(1.1%)	(3,192)
General Dynamics Corp.	(369)	(1.1%)	(3,309)
Cooper Companies, Inc.	(156)	(1.1%)	(3,334)
Marriott International, Inc. — Class A	(962)	(1.2%)	(3,547)
RLI Corp.	(2,246)	(1.2%)	(3,616)
Exponent, Inc.	(3,137)	(1.3%)	(3,921)
Cable One, Inc.	(118)	(1.4%)	(4,166)
Ecolab, Inc.	(712)	(1.5%)	(4,486)
South Jersey Industries, Inc.	(2,177)	(1.6%)	(4,550)
salesforce.com, Inc.*	(759)	(1.7%)	(4,820)
Xylem, Inc.	(1,245)	(1.7%)	(4,930)
Cannae Holdings, Inc.*	(3,962)	(2.0%)	(5,946)
Hess Corp.	(1,657)	(2.1%)	(6,156)
MSA Safety, Inc.	(1,165)	(2.1%)	(6,179)
Compass Minerals International, Inc.	(1,735)	(2.8%)	(8,068)
Allegheny Technologies, Inc.*	(3,609)	(3.1%)	(9,095)
Sensient Technologies Corp.	(2,409)	(3.1%)	(9,144)
Total Custom Basket of Short Securities			291,166

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation (Depreciation)
CUSTOM BASKET OF LONG SECURITIES[11]
Apartment Investment & Management Co. — Class A	15,420	(1.2%)	$5,089
Equity LifeStyle Properties, Inc.	6,063	0.6%	(2,607)
GEO Group, Inc.	16,525	0.8%	(3,470)
Apple Hospitality REIT, Inc.	24,079	0.9%	(3,853)
Las Vegas Sands Corp.	3,513	1.6%	(7,002)
EastGroup Properties, Inc.	4,419	1.7%	(7,291)
JBG SMITH Properties	11,578	1.7%	(7,294)
Equinix, Inc.	2,493	1.9%	(8,077)
Alexandria Real Estate Equities, Inc.	3,933	2.4%	(10,068)
Blackstone Mortgage Trust, Inc. — Class A	18,883	2.4%	(10,386)
Sunstone Hotel Investors, Inc.	26,059	2.6%	(10,945)
Regency Centers Corp.	9,844	2.6%	(11,015)
Rexford Industrial Realty, Inc.	20,596	2.6%	(11,122)
HCP, Inc.	16,080	2.7%	(11,417)
Sun Communities, Inc.	7,351	2.8%	(12,056)
Equity Residential	6,325	2.8%	(12,069)
Macerich Co.	9,431	3.6%	(15,452)
Simon Property Group, Inc.	2,471	3.6%	(15,518)
Crown Castle International Corp.	5,818	3.7%	(15,709)
STORE Capital Corp.	15,594	3.7%	(15,906)
American Tower Corp. — Class A	4,347	3.9%	(16,606)
Corporate Office Properties Trust	18,600	4.1%	(17,670)
Liberty Property Trust	12,475	4.4%	(18,713)
American Homes 4 Rent — Class A	19,036	5.9%	(24,937)
Taubman Centers, Inc.	5,480	6.1%	(26,194)
Healthcare Trust of America, Inc. — Class A	15,258	6.8%	(28,990)
CoreCivic, Inc.	18,936	6.9%	(29,540)
MGM Growth Properties LLC — Class A	30,160	8.8%	(37,398)
Ventas, Inc.	7,263	9.4%	(39,874)
Total Custom Basket of Long Securities			(426,090)

CUSTOM BASKET OF SHORT SECURITIES[13]
iShares U.S. Real Estate ETF	(64,249)	31.1%	185,574
Senior Housing Properties Trust	(47,370)	12.3%	73,424
Brandywine Realty Trust	(38,775)	6.8%	40,326
VEREIT, Inc.	(68,248)	6.4%	38,219
iShares U.S. Home Construction ETF	(17,256)	6.3%	37,311
American Assets Trust, Inc.	(13,881)	5.1%	30,677
Global Net Lease, Inc.	(34,073)	4.8%	28,621
Washington Prime Group, Inc.	(56,628)	4.2%	24,916
Piedmont Office Realty Trust, Inc. — Class A	(26,998)	4.1%	24,568
Hersha Hospitality Trust	(22,815)	3.6%	21,218
CBRE Group, Inc. — Class A*	(4,453)	3.5%	20,974
Public Storage	(2,047)	3.0%	18,044
PS Business Parks, Inc.	(5,157)	2.9%	17,224
Chesapeake Lodging Trust	(15,637)	2.2%	13,135
Kimco Realty Corp.	(30,441)	1.9%	11,263
STAG Industrial, Inc.	(7,565)	1.7%	10,364
Tanger Factory Outlet Centers, Inc.	(18,460)	0.6%	3,507
Hospitality Properties Trust	(22,100)	0.6%	3,315
Americold Realty Trust	(13,028)	(0.3%)	(1,563)
Douglas Emmett, Inc.	(11,622)	(0.3%)	(1,586)
UDR, Inc.	(11,669)	(0.9%)	(5,368)
Total Custom Basket of Short Securities			594,163

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

	Shares	Percentage Value	Value and Unrealized Appreciation
CUSTOM BASKET OF LONG SECURITIES[9]
Avista Corp.	7,585	31.4%	$5,689
magicJack VocalTec Ltd.*	41,516	68.6%	12,455
Total Custom Basket of Long Securities			18,144

*	Non-income producing security.
**	Includes cumulative appreciation (depreciation).
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
[1]	All or a portion of this security is pledged as short security collateral at September 30, 2018.
[2]	All or a portion of this security is on loan at September 30, 2018 — See Note 5.
[3]	Affiliated issuer.
[4]	Rate indicated is the effective yield at the time of purchase.
[5]	All or a portion of this security is pledged as futures collateral at September 30, 2018.
[6]	Repurchase Agreements — See Note 4.
[7]	Securities lending collateral — See Note 5.
[8]	Rate indicated is the 7-day yield as of September 30, 2018.
[9]	Total Return based on the return of the custom Merger Arbitrage (“MRGR”) long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

[10]	Total Return based on the return of the custom Long/Short Equity (“SMQLS”) long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.
[11]	Total Return based on the return of the custom Equity Market Neutral (“MNRE”) long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.
[12]	Total Return based on the return of the custom SMQLS short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.
[13]	Total Return based on the return of the custom MNRE short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at September 30, 2018.

REIT Real Estate Investment Trust
plc Public Limited Corporation
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2018 (See Note 3 in the Notes to Consolidated Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$14,422,380	$—	$—	$14,422,380
Mutual Funds	5,750,613	—	—	5,750,613
Closed-End Funds	4,185,061	—	—	4,185,061
U.S. Treasury Bills	—	10,862,019	—	10,862,019
Repurchase Agreements	—	194,629	—	194,629
Securities Lending Collateral	189,550	—	—	189,550
Equity Futures Contracts**	266,077	22,946	—	289,023
Interest Rate Futures Contracts**	182,371	—	—	182,371
Currency Futures Contracts**	170,698	—	—	170,698
Commodity Futures Contracts**	153,097	—	—	153,097
Custom Basket Swap Agreements**	—	885,329	—	885,329
Total Assets	$25,319,847	$11,964,923	$—	$37,284,770

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,939,899	$—	$—	$3,939,899
Exchange-Traded Funds	4,467,063	—	—	4,467,063
Interest Rate Futures Contracts**	1,318	104,269	—	105,587
Equity Futures Contracts**	38,914	63	—	38,977
Commodity Futures Contracts**	36,236	—	—	36,236
Currency Futures Contracts**	20,676	—	—	20,676
Custom Basket Swap Agreements**	—	622,859	—	622,859
Total Liabilities	$8,504,106	$727,191	$—	$9,231,297

**	This derivative is reported as unrealized appreciation/depreciation at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2018, there were no transfers between levels.

Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under Guggenheim Investments (“GI”), result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in certain of the underlying series of Guggenheim Strategy Funds Trust, including Guggenheim Strategy Fund I, Guggenheim Strategy Fund II and Guggenheim Strategy Fund III, (collectively, the “Cash Management Funds”), each of which are open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2017, is available publicly or upon request. This information is available from the EDGAR database on the SEC's website at https://www.sec.gov/Archives/edgar/data/1601445/000089180417000715/gug72218.htm.

Multi-Hedge Strategies Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2018

Transactions during the period ended September 30, 2018, in which the portfolio company is an "affiliated person", were as follows:
Security Name	Value 12/31/17	Additions	Reductions	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 09/30/18	Shares 09/30/18	Investment Income
Closed-End Funds
Advent Claymore Convertible Securities and Income Fund	$32,776	$14,606	$(51,749)	$(2,071)	$29,363	$22,925	1,463	$2,100
Advent Claymore Convertible Securities and Income Fund II	32,562	15,696	(31,934)	(2,446)	(13,878)	–	–	–
Advent/Claymore Enhanced Growth and Income Fund	32,393	16,689	(33,367)	(2,282)	(13,433)	–	–	–
Guggenheim Enhanced Equity Income Fund	31,551	–	(29,712)	(509)	(1,330)	–	–	–
Western Asset Inflation – Linked Securities & Income Fund[1]	34,781	13,167	(6,862)	(163)	–	–	–	844
Western Asset Inflation – Linked Opportunities & Income Fund[1]	34,523	12,581	(6,826)	(175)	–	–	–	880
Mutual Funds
Guggenheim Strategy Fund I	77,859	7,527,216	(7,300,000)	(5,437)	(262)	299,376	11,951	27,219
Guggenheim Strategy Fund II	7,566,260	111,859	(6,400,000)	(12,042)	8,731	1,274,808	51,033	112,243
Guggenheim Strategy Fund III	8,062,077	116,087	(4,000,000)	(46)	(1,689)	4,176,429	167,057	116,480
	$15,904,782	$7,827,901	$(17,860,450)	$(25,171)	$7,502	$5,773,538		$259,766

[1]	Security is no longer an affiliated entity as of spring 2018.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

The Rydex Series Funds (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (”1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each fund separately.

This report covers the Commodities Strategy Fund, Managed Futures Strategy Fund, and Multi-Hedge Strategies Fund (the "Funds"), each a non-diversified investment company.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Consolidation of Subsidiary

The consolidated schedules of investments include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds.

Each Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sale price.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value. Money market funds are valued at net asset value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee and Guggenheim Investments (“GI”) are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

The value of futures contracts is accounted for using the unrealized appreciation or depreciation on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of over-the-counter (“OTC”) swap agreements entered into by a Fund are accounted for using the unrealized appreciation or depreciation on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S.Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

Note 2 – Financial Instruments

As part of their investment strategy, the Funds utilize short sales and derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Consolidated Schedule of Investments.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

Liquidity: the ability to buy or sell exposure with little price/market impact.

Speculation: the use of an instrument to express macro-economic and other investment views.

For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund's use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Securities held as collateral are noted on the Consolidated Schedules of Investments.

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing and are executed on a multi-lateral of other trade facility platform, such as a registered exchange. There is limited counterparty credit risk with respect to centrally-cleared swaps as the transaction is facilitated through a central clearinghouse, much like an exchange-traded futures contract. Upon entering into certain centrally-cleared swap transactions, a Fund is required to deposit with its clearing broker an amount of cash or securities as an initial margin. Subsequent variation margin payments or receipts are made or received by the Fund, depending on fluctuations in the fair value of the reference entity. The exchange bears the risk of loss for interest rate swaps.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Total return swaps and custom basket swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Repurchase Agreements

The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. government agencies. The joint account includes other Funds in the Guggenheim complex not covered in this report. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2018, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
JPMorgan Chase & Co.			U.S Treasury Notes
2.24%			2.25% - 2.75%
Due 10/01/18	$193,952,884	$193,989,088	11/15/23 - 11/15/24	$199,518,400	$195,361,289
			U.S. Treasury Bond
			4.75%
			02/15/37	2,019,700	2,497,495
				201,538,100	197,858,784

Barclays Capital			U.S TIP Notes
2.23%			0.38% - 2.50%
Due 10/01/18	95,830,512	95,848,321	01/15/20 - 01/15/29	100,846,783	96,828,694
			U.S. Treasury Bond
			3.00%
			05/15/45	941,000	920,857
				101,787,783	97,749,551

Bank of America Merrill Lynch			U.S. Treasury Bonds
2.25%			0.00% - 5.50%
Due 10/01/18	63,887,008	63,898,987	08/15/28 - 11/15/35	102,487,000	65,167,636

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

Note 5 – Portfolio Securities Loaned

The Funds may lend their securities to approved brokers to earn additional income. Security lending income is net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, U.S. Bank acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with U.S. Bank, cash collateral and proceeds are invested in the First American Government Obligations Fund – Class Z. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.

At September 30, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:

Fund	Value of Securities Loaned	Collateral Received
Multi-Hedge Strategies Fund	$184,581	$189,550

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.

Note 6 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The Funds intend to invest up to 25% of their assets in the Subsidiary which is expected to provide the Funds with exposure to the commodities markets within the limitations of the federal tax requirements under Subchapter M of the Internal Revenue Code. The Funds have received a private letter ruling from the IRS that concludes that the income the Funds receive from the Subsidiary will constitute qualifying income for purposes of Subchapter M of the Internal Revenue Code. The Subsidiary will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as the Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business.

At September 30, 2018, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Commodities Strategy Fund	$10,199,642	$91,493	$(71)	$91,422
Managed Futures Strategy Fund	46,256,634	–	(4,296,638)	(4,296,638)
Multi-Hedge Strategies Fund	26,924,486	2,491,611	(1,362,624)	1,128,987

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	November 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Amy J. Lee
Amy J. Lee, President

Date	November 29, 2018

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer and Treasurer

Date	November 29, 2018

*	Print the name and title of each signing officer under his or her signature.